Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax provision

	2023		2022		2021
Income taxes, current (1)	Ps.	(1,981,365)	Ps.	(2,384,491)	Ps.	(1,356,052)
Income taxes, deferred		(696,880)		3,611,953		(317,002)
	Ps.	(2,678,245)	Ps.	1,227,462	Ps.	(1,673,054)

(1)	The current income tax of Mexican companies payable in Mexico represented 96%, 90% and 96% of total current income taxes in 2023, 2022 and 2021, respectively.

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2023	2022	2021
Statutory income tax rate	(30)	(30)	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	15	15	20
Taxes from prior years	33	2	—
Tax loss carryforwards	3	(6)	4
2014 Tax Reform	—	1	—
Foreign operations	10	7	(1)
Disposition of investments	—	—	(3)
Share of loss in associates and joint ventures, net	20	13	6
Reversal of impairment loss in investment in shares of TelevisaUnivision	—	(2)	(8)
Discontinued operations	—	(10)	—
Recovery of asset tax from prior years	(7)	—	—
Effective income tax rate	44	(10)	48

Schedule of years of expiration of tax loss carry forwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2024	Ps.	148,035
2025		3,436,175
2026		331,580
2027		525,216
2028		1,929,730
Thereafter		10,829,813
	Ps.	17,200,549

Schedule of deferred income taxes

	2023		2022
Assets:
Accrued liabilities	Ps.	3,115,699	Ps.	4,312,485
Allowance for expected credit losses		606,257		607,773
Customer advances		1,583,352		2,335,751
Property, plant and equipment, net		4,643,270		3,923,889
Financial expenses pending tax deduction		1,112,726		1,040,210
Tax loss carryforwards:
Operating		4,014,487		4,552,116
Capital (1)		5,823,813		5,564,452

Liabilities:
Investments		(722,530)		(700,285)
Prepaid expenses and other items		(476,430)		(1,589,317)
Derivative financial instruments		(44,618)		(130,879)
Intangible assets and transmission rights		(2,842,087)		(2,642,515)
Deferred income tax assets of Mexican companies		16,813,939		17,273,680
Deferred income tax assets of certain foreign subsidiaries		335,651		246,813
Deferred income tax assets, net	Ps.	17,149,590	Ps.	17,520,493

(1)	Includes the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,678,136 and Ps.4,469,799, as of December 31, 2023 and 2022, respectively.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2023		2022
At January 1	Ps.	17,520,493	Ps.	30,962,539
Statement of income (charge) credit		(696,880)		3,611,953
Other comprehensive income (“OCI”) credit		270,973		145,406
Retained earnings credit		55,004		—
Discontinued operations		—		(9,410,332)
Disposed operations		—		(7,789,073)
At December 31	Ps.	17,149,590	Ps.	17,520,493

The roll-forward of deferred income tax assets and liabilities for the year 2023, was as follows:

			Credit
			(Charge) to
			Consolidated		Credit
			Statement of		(Charge)
			Income		to OCI and
	At January 1,		(Continuing		Retained		At December 31,
	2023		Operations)		Earnings		2023
Assets:
Accrued liabilities	Ps.	4,312,485	Ps.	(1,196,786)	Ps.	—	Ps.	3,115,699
Allowance for expected credit losses		607,773		(1,516)		—		606,257
Customer advances		2,335,751		(752,399)		—		1,583,352
Property, plant and equipment, net		3,923,889		719,381		—		4,643,270
Financial expenses pending tax deduction		1,040,210		72,516		—		1,112,726
Tax loss carryforwards		10,116,568		(278,268)		—		9,838,300
Deferred income tax assets of foreign subsidiaries		246,813		88,838		—		335,651

Liabilities:
Investments		(700,285)		(287,142)		264,897		(722,530)
Prepaid expenses and other items		(1,589,317)		1,138,068		(25,181)		(476,430)
Derivative financial instruments		(130,879)		—		86,261		(44,618)
Intangible assets and transmission rights		(2,642,515)		(199,572)		—		(2,842,087)
Deferred income tax assets, net	Ps.	17,520,493	Ps.	(696,880)	Ps.	325,977	Ps.	17,149,590

The roll-forward of deferred income tax assets and liabilities for the year 2022, was as follows:

			Credit
			(Charge) to		(Charge) to
			Consolidated		Consolidated		Credit
			Statement of		Statement of		(Charge)
			Income		Income		to OCI and		Disposed
	At January 1,		(Continuing		(Discontinued		Retained		Operations		At December 31,
	2022		Operations)		Operations)		Earnings		(see Note 3)		2022
Assets:
Accrued liabilities	Ps.	7,123,452	Ps.	(2,810,967)	Ps.	—	Ps.	—	Ps.	—	Ps.	4,312,485
Allowance for expected credit losses		946,559		(338,786)		—		—		—		607,773
Customer advances		1,854,424		1,283,170		(801,843)		—		—		2,335,751
Derivative financial instruments		615		(615)		—		—		—		—
Property, plant and equipment, net		3,704,746		219,143		—		—		—		3,923,889
Prepaid expenses and other items		2,572,342		1,094,494		(1,569,159)		(47,436)		(2,050,241)		—
Financial expenses pending tax deduction		1,941,726		(901,516)		—		—		—		1,040,210
Tax loss carryforwards		11,401,851		1,349,105		(2,634,388)		—		—		10,116,568
Deferred income tax assets of foreign subsidiaries		218,983		27,830		—		—		—		246,813
Tax Credit		5,738,832		—		—		—		(5,738,832)		—

Liabilities:
Investments		(1,733,507)		969,922		(248,284)		311,584		—		(700,285)
Prepaid expenses and other items		—		(1,589,317)		—		—		—		(1,589,317)
Derivative financial instruments		—		(12,137)		—		(118,742)		—		(130,879)
Intangible assets and transmission rights		(2,807,484)		4,321,627		(4,156,658)		—		—		(2,642,515)
Deferred income tax assets, net	Ps.	30,962,539	Ps.	3,611,953	Ps.	(9,410,332)	Ps.	145,406	Ps.	(7,789,073)	Ps.	17,520,493

The tax (charge) credit relating to components of other comprehensive income (loss), is as follows:

	2023
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	83,935	Ps.	(25,181)	Ps.	58,754
Exchange differences on translating foreign operations		(758,835)		(1,975,708)		(2,734,543)
Derivative financial instruments cash flow hedges		(287,536)		86,261		(201,275)
Open-Ended Fund		(741)		222		(519)
Other equity instruments		(698,903)		209,671		(489,232)
Share of income of associates and joint ventures		4,278,531		—		4,278,531
Other comprehensive income	Ps.	2,616,451	Ps.	(1,704,735)	Ps.	911,716
Current tax			Ps.	(1,975,708)
Deferred tax				270,973
			Ps.	(1,704,735)

	2022
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	158,119	Ps.	(47,436)	Ps.	110,683
Exchange differences on translating foreign operations		(143,156)		(978,527)		(1,121,683)
Derivative financial instruments cash flow hedges		395,807		(118,742)		277,065
Open-Ended Fund		(131,957)		39,587		(92,370)
Other equity instruments		(906,658)		271,997		(634,661)
Share of income of associates and joint ventures		4,245,546		—		4,245,546
Other comprehensive income	Ps.	3,617,701	Ps.	(833,121)	Ps.	2,784,580
Current tax			Ps.	(978,527)
Deferred tax				145,406
			Ps.	(833,121)

	2021
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	279,825	Ps.	(83,947)	Ps.	195,878
Exchange differences on translating foreign operations		92,555		151,555		244,110
Derivative financial instruments cash flow hedges		1,927,601		(578,280)		1,349,321
Open-Ended Fund		(19,718)		5,915		(13,803)
Other equity instruments		(123,359)		37,008		(86,351)
Share of income of associates and joint ventures		245,714		—		245,714
Other comprehensive income	Ps.	2,402,618	Ps.	(467,749)	Ps.	1,934,869
Current tax			Ps.	151,555
Deferred tax				(619,304)
			Ps.	(467,749)

Tax Reform 2014 [Member]
Income Taxes
Schedule of effects of income tax payable

	2022
Tax losses of subsidiaries, net	Ps.	183,256
Less: Current portion (a)		183,256
Non-current portion (b)	Ps.	—

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2022.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2022.